Derivative Instruments - Additional Information (Detail) MMBTU in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) MMBTU	Dec. 31, 2016 USD ($) MMBTU	Dec. 31, 2015 USD ($)
Disclosure of derivative financial instruments [line items]
(Losses) gains before taxes recognized in other comprehensive income	$ (14)	$ 11	$ (83)
Losses recognized on ineffectiveness	1	2	0
Loss before taxes in AOCI to be reclassified to cost of goods sold within the next 12 months	25	44	79
Foreign currency forward contract [member] | Canadian dollars {member]
Disclosure of derivative financial instruments [line items]
Derivative notional amount	$ 39	$ 21
Average exchange rate	1.2754	1.3490
Cost of goods sold [member]
Disclosure of derivative financial instruments [line items]
Losses before taxes reclassified from accumulated other comprehensive income	$ 54	$ 78	$ 84
Natural gas derivatives [member]
Disclosure of derivative financial instruments [line items]
Derivative notional amount | MMBTU	27	46